UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2015

Date of reporting period: March 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (95.34%)
CONSUMER DISCRETIONARY – (27.87%)
Consumer Durables & Apparel – (2.03%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	42,680	$3,438,819
Hunter Douglas N.V. (Netherlands)	72,060	2,959,833
NIKE, Inc., Class B	50,520	5,068,671
		11,467,323
Consumer Services – (2.73%)
Las Vegas Sands Corp.	279,185	15,366,342
Media – (8.93%)
Liberty Global PLC, Series C *	622,770	31,020,174
Time Warner Cable Inc.	57,740	8,654,071
Twenty-First Century Fox, Inc., Class B	324,720	10,676,794
		50,351,039
Retailing – (14.18%)
Amazon.com, Inc. *	83,620	31,115,002
Baoxin Auto Group Ltd. (China)	9,500,000	5,146,627
JD.com Inc., Class A, ADR (China)*	331,100	9,727,718
Jumei International Holding Ltd., Class A, ADR (China)*	51,100	808,402
Lowe's Cos, Inc.	125,240	9,316,604
Priceline Group Inc. *	11,610	13,515,781
TJX Cos, Inc.	41,040	2,874,852
Vipshop Holdings Ltd., Class A, ADS (China)*	253,500	7,463,040
		79,968,026
	Total Consumer Discretionary	157,152,730
CONSUMER STAPLES – (1.35%)
Food & Staples Retailing – (0.02%)
Brasil Pharma S.A. (Brazil)*	553,100	117,845
Food, Beverage & Tobacco – (0.44%)
Unilever N.V., NY Shares (United Kingdom)	59,945	2,503,303
Household & Personal Products – (0.89%)
Colgate-Palmolive Co.	71,960	4,989,707
	Total Consumer Staples	7,610,855
ENERGY – (4.94%)
Encana Corp. (Canada)	1,026,690	11,447,593
Halliburton Co.	20,110	882,427
Ultra Petroleum Corp. *	992,560	15,513,713
	Total Energy	27,843,733
FINANCIALS – (10.91%)
Banks – (3.94%)
JPMorgan Chase & Co.	207,200	12,552,176
U.S. Bancorp	88,860	3,880,516
Wells Fargo & Co.	106,620	5,800,128
		22,232,820
Diversified Financials – (4.78%)
Capital Markets – (1.01%)
CETIP S.A. - Mercados Organizados (Brazil)	199,800	1,993,899
Charles Schwab Corp.	121,870	3,709,723
		5,703,622
Diversified Financial Services – (3.77%)
Berkshire Hathaway Inc., Class B *	20,501	2,958,704

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (Continued)
BM&FBOVESPA S.A. (Brazil)	1,161,400	$4,061,107
LendingClub Corp. *	222,000	4,362,300
Visa Inc., Class A	150,320	9,832,431
		21,214,542
		26,918,164
Insurance – (2.19%)
Property & Casualty Insurance – (2.19%)
Markel Corp. *	16,035	12,330,274
	Total Financials	61,481,258
HEALTH CARE – (7.91%)
Health Care Equipment & Services – (7.70%)
Anthem Inc.	10,320	1,593,511
Diagnosticos da America S.A. (Brazil)	149,770	421,874
Express Scripts Holding Co. *	127,520	11,064,910
IDEXX Laboratories, Inc. *	93,830	14,494,859
Laboratory Corp. of America Holdings *	35,000	4,413,150
Quest Diagnostics Inc.	62,180	4,778,533
UnitedHealth Group Inc.	56,110	6,637,252
		43,404,089
Pharmaceuticals, Biotechnology & Life Sciences – (0.21%)
Agilent Technologies, Inc.	28,234	1,173,123
	Total Health Care	44,577,212
INDUSTRIALS – (12.62%)
Capital Goods – (5.94%)
Assa Abloy AB, Class B (Sweden)	107,200	6,398,031
KBR, Inc.	105,300	1,524,744
Rockwell Automation, Inc.	84,830	9,839,432
Textron Inc.	92,260	4,089,886
TransDigm Group, Inc.	26,030	5,693,281
WESCO International, Inc. *	85,000	5,940,650
		33,486,024
Commercial & Professional Services – (1.36%)
Experian PLC (United Kingdom)	463,985	7,688,036
Transportation – (5.32%)
CAR Inc. (China)*	2,500,000	4,740,314
Kuehne & Nagel International AG (Switzerland)	59,286	8,815,422
Wesco Aircraft Holdings, Inc. *	1,070,850	16,405,422
		29,961,158
	Total Industrials	71,135,218
INFORMATION TECHNOLOGY – (27.57%)
Semiconductors & Semiconductor Equipment – (3.21%)
Altera Corp.	38,800	1,664,908
Applied Materials, Inc.	116,400	2,625,984
Intel Corp.	70,700	2,210,789
Texas Instruments Inc.	202,950	11,605,696
		18,107,377

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2015 (Unaudited)

	Shares/Units/ Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (23.61%)
Angie's List Inc. *	1,262,145	$7,408,791
ASAC II L.P., Private Placement *(a)	6,900,000	10,477,650
Coupons.com Inc. *	1,791,860	21,036,436
Endurance International Group Holdings, Inc. *	286,200	5,454,972
Google Inc., Class A *	31,273	17,347,133
Google Inc., Class C *	31,273	17,137,604
GrubHub, Inc. *	146,220	6,636,926
International Business Machines Corp.	5,344	857,712
Microsoft Corp.	192,870	7,841,130
Oracle Corp.	118,520	5,114,138
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	145,320	7,440,384
salesforce.com, inc. *	59,590	3,981,208
SAP SE, ADR (Germany)	60,156	4,341,459
SouFun Holdings Ltd., Class A, ADR (China)	1,495,410	8,972,460
Youku Tudou Inc., Class A, ADR (China)*	401,160	5,014,500
YY Inc., Class A, ADR (China)*	74,700	4,075,258
		133,137,761
Technology Hardware & Equipment – (0.75%)
Hewlett-Packard Co.	118,184	3,682,613
Keysight Technologies, Inc. *	14,117	524,447
		4,207,060
	Total Information Technology	155,452,198
MATERIALS – (2.17%)
Lafarge S.A. (France)	72,800	4,724,091
Praxair, Inc.	32,240	3,892,657
Sherwin-Williams Co.	12,790	3,638,755
	Total Materials	12,255,503
TOTAL COMMON STOCK – (Identified cost $471,533,111)		537,508,707
PREFERRED STOCK – (1.60%)
INFORMATION TECHNOLOGY – (1.60%)
Software & Services – (1.60%)
DianPing Holdings Ltd., Series F, Private Placement (China)*(a)	4,371,772	9,006,725
TOTAL PREFERRED STOCK – (Identified cost $11,580,824)		9,006,725
STOCK WARRANTS – (0.78%)
FINANCIALS – (0.78%)
Banks – (0.78%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	214,620	4,397,564
TOTAL STOCK WARRANTS – (Identified cost $1,717,698)		4,397,564
SHORT-TERM INVESTMENTS – (1.41%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.20%, 04/01/15, dated 03/31/15, repurchase value of $3,484,019 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-1.625%, 03/31/16-12/31/19, total market value $3,553,680)	$3,484,000	3,484,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	March 31, 2015 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 04/01/15, dated 03/31/15, repurchase value of $2,997,011 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.375%-7.00%, 05/01/18-03/20/64, total market value $3,056,940)	$2,997,000	$2,997,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.30%, 04/01/15, dated 03/31/15, repurchase value of $1,498,012 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-5.50%, 07/01/22-02/01/44, total market value $1,527,960)	1,498,000	1,498,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $7,979,000)		7,979,000
		Total Investments – (99.13%) – (Identified cost $492,810,633) – (b)	558,891,996
		Other Assets Less Liabilities – (0.87%)	4,916,166
		Net Assets – (100.00%)	$563,808,162

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $19,484,375 or 3.46% of the Fund's net assets as of March 31, 2015.

(b)	Aggregate cost for federal income tax purposes is $497,263,389. At March 31, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$124,282,736
		Unrealized depreciation	(62,654,129)
		Net unrealized appreciation	$61,628,607

Please refer to "Notes to Schedule of Investments" on page 19 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	March 31, 2015 (Unaudited)

	Principal	Value
MORTGAGES – (85.74%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (49.88%)
Fannie Mae, 4.00%, 02/25/19	$458,145	$478,927
Fannie Mae, 4.00%, 07/25/23	219,474	222,024
Fannie Mae, 4.00%, 11/25/23	153,984	155,777
Fannie Mae, 0.6738%, 06/25/32 (a)	128,729	129,643
Fannie Mae, 3.50%, 09/25/36	142,962	144,111
Fannie Mae, 0.3738%, 02/25/37 (a)	10,275	10,234
Fannie Mae, 0.5238%, 07/25/37 (a)	279,352	278,803
Fannie Mae, 0.6738%, 06/25/38 (a)	145,492	146,073
Fannie Mae, 5.50%, 04/25/42	537,870	601,022
Fannie Mae, 3.00%, 08/25/42	4,125,784	4,266,262
Fannie Mae, 3.00%, 10/25/42	2,322,471	2,454,534
Fannie Mae, 3.00%, 02/25/43	3,969,370	4,097,561
Fannie Mae Whole Loan, 5.31%, 08/25/33	14,205	14,218
Fannie Mae Whole Loan, 5.09%, 11/25/43	970,830	993,595
Fannie Mae Whole Loan, 6.3054%, 08/25/47 (a)	355,170	395,643
Freddie Mac, 4.50%, 05/15/18	920,241	964,229
Freddie Mac, 1.50%, 07/15/18	212,405	214,985
Freddie Mac, 4.50%, 07/15/18	276,198	289,865
Freddie Mac, 3.50%, 02/15/24	523,390	533,192
Freddie Mac, 3.50%, 07/15/24	218,893	221,522
Freddie Mac, 3.50%, 01/15/25	734,622	760,764
Freddie Mac, 5.00%, 01/15/25	2,000,000	2,076,426
Freddie Mac, 4.00%, 01/15/26	1,074,961	1,149,366
Freddie Mac, 3.00%, 10/15/26	2,252,997	2,331,879
Freddie Mac, 4.00%, 01/15/28	600,168	614,534
Freddie Mac, 4.00%, 04/15/29	2,087,833	2,205,626
Freddie Mac, 4.50%, 04/15/32	125,443	126,009
Freddie Mac, 4.50%, 08/15/36	260,478	270,147
Freddie Mac, 4.00%, 03/15/37	1,196,614	1,249,214
Freddie Mac, 3.00%, 06/15/39	416,768	431,476
Freddie Mac, 2.50%, 10/15/39	2,228,700	2,266,954
Freddie Mac, 4.00%, 12/15/39	2,594,063	2,801,873
Freddie Mac, 2.50%, 09/15/40	461,337	468,274
Ginnie Mae, 4.00%, 05/20/33	1,045,030	1,060,499
Ginnie Mae, 3.00%, 09/16/34	1,500,000	1,535,745
Ginnie Mae, 3.536%, 09/16/35	15,465	15,483
Ginnie Mae, 3.50%, 07/20/36	608,510	638,586
Ginnie Mae, 5.3638%, 12/16/36 (a)	20,910	21,057
Ginnie Mae, 3.00%, 12/20/37	512,203	527,029
Ginnie Mae, 3.00%, 06/20/38	671,193	683,558
Ginnie Mae, 4.00%, 11/20/38	655,141	685,762
Ginnie Mae, 4.00%, 09/20/39	254,611	269,932
Total Collateralized Mortgage Obligations		38,802,413

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	March 31, 2015 (Unaudited)

	Principal	Value
MORTGAGES – (CONTINUED)
FANNIE MAE POOLS – (24.27%)
6.00%, 09/01/17, Pool No. 665776	$291,555	$307,779
3.65%, 01/01/18, Pool No. 467153	3,430,077	3,626,092
4.50%, 03/01/18, Pool No. AJ0354	373,812	384,415
3.00%, 10/01/21, Pool No. MA0865	1,826,908	1,928,573
2.50%, 11/01/22, Pool No. AQ4765	3,502,144	3,644,653
3.00%, 12/01/23, Pool No. MA1691	1,957,623	2,070,330
3.50%, 11/01/24, Pool No. MA2101	3,604,700	3,846,335
2.50%, 10/01/27, Pool No. AP9869	2,416,827	2,491,106
6.50%, 07/01/32, Pool No. 635069	92,570	103,869
5.612%, 04/01/36, Pool No. 851605 (b)	213,168	223,580
6.00%, 09/01/37, Pool No. 888796	218,100	248,891
	Total Fannie Mae Pools	18,875,623
FREDDIE MAC POOLS – (11.59%)
2.50%, 05/01/23, Pool No. G14738	2,186,631	2,275,775
5.50%, 12/01/23, Pool No. G13339	2,447,286	2,589,479
4.00%, 05/01/24, Pool No. J09596	720,951	767,970
3.00%, 10/01/24, Pool No. J29659	2,837,523	3,004,812
3.50%, 01/01/26, Pool No. G18373	357,022	381,393
	Total Freddie Mac Pools	9,019,429
TOTAL MORTGAGES – (Identified cost $65,875,068)		66,697,465
OTHER AGENCIES – (7.12%)
Housing Urban Development, 6.00%, 08/01/20	190,000	191,944
NCUA Guaranteed Notes, 0.736%, 12/08/20 (b)	5,312,693	5,346,163
TOTAL OTHER AGENCIES – (Identified cost $5,554,827)		5,538,107
SHORT-TERM INVESTMENTS – (7.10%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.20%, 04/01/15, dated 03/31/15, repurchase value of $2,409,013 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-1.625%, 03/31/16-12/31/19, total market value $2,457,180)	2,409,000	2,409,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 04/01/15, dated 03/31/15, repurchase value of $2,073,007 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.456%-7.00%, 02/15/32-03/20/64, total market value $2,114,460)	2,073,000	2,073,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.30%, 04/01/15, dated 03/31/15, repurchase value of $1,036,009 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.50%, 06/01/20-03/01/45, total market value $1,056,720)	1,036,000	1,036,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,518,000)		5,518,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	March 31, 2015 (Unaudited)

	Total Investments – (99.96%) – (Identified cost $76,947,895) – (c)	$77,753,572
	Other Assets Less Liabilities – (0.04%)	34,927
	Net Assets – (100.00%)	$77,788,499

(a)
The interest rates on floating rate securities, shown as of March 31, 2015, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	The interest rates on adjustable rate securities, shown as of March 31, 2015, may change daily or less frequently and are based on indices of market interest rates.

(c)	Aggregate cost for federal income tax purposes is $76,947,895. At March 31, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$853,808
	Unrealized depreciation	(48,131)
	Net unrealized appreciation	$805,677

Please refer to "Notes to Schedule of Investments" on page 19 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	March 31, 2015 (Unaudited)

	Principal	Value
FANNIE MAE – (4.62%)
0.50%, 05/27/15	$3,322,000	$3,323,778
0.1633%, 10/21/15 (a)	4,000,000	4,000,789
TOTAL FANNIE MAE – (Identified cost $7,324,567)		7,324,567
FEDERAL FARM CREDIT BANK – (21.17%)
0.2356%, 04/06/15 (a)	1,450,000	1,450,019
0.14%, 04/13/15 (a)	700,000	700,002
0.1933%, 04/23/15 (a)	1,000,000	1,000,043
0.1933%, 06/22/15 (a)	4,000,000	4,000,558
0.206%, 07/20/15 (a)	4,450,000	4,450,975
0.173%, 08/03/15 (a)	4,000,000	4,000,359
0.32%, 08/03/15 (a)	4,000,000	4,002,621
0.1745%, 09/14/15 (a)	500,000	500,071
0.196%, 09/18/15 (a)	4,000,000	4,001,489
0.1983%, 09/22/15 (a)	2,400,000	2,400,826
0.1775%, 11/19/15 (a)	4,100,000	4,101,060
0.224%, 02/24/16 (a)	3,000,000	3,002,329
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $33,610,352)		33,610,352
FEDERAL HOME LOAN BANK – (26.18%)
0.135%, 04/16/15 (a)	4,850,000	4,850,017
0.125%, 04/21/15	3,000,000	2,999,972
0.21%, 04/24/15	1,000,000	1,000,041
0.125%, 05/08/15	2,000,000	1,999,924
0.121%, 05/20/15 (a)	4,000,000	3,999,971
0.125%, 06/03/15	4,050,000	4,049,736
0.125%, 06/08/15	2,500,000	2,499,897
0.767%, 06/11/15 (a)	1,600,000	1,601,862
2.875%, 06/12/15	2,240,000	2,252,090
4.875%, 06/12/15	250,000	252,315
5.50%, 06/12/15	600,000	606,323
0.14%, 06/18/15 (a)	4,000,000	4,000,000
0.77%, 06/18/15 (a)	1,650,000	1,652,041
0.5168%, 06/24/15 (a)	1,300,000	1,301,092
0.125%, 07/17/15	2,500,000	2,499,598
0.14%, 08/10/15 (a)	4,000,000	4,000,155
0.27%, 10/09/15	2,000,000	2,000,640
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $41,565,674)		41,565,674
FREDDIE MAC – (0.63%)
0.1545%, 10/16/15 (a)	1,000,000	1,000,110
TOTAL FREDDIE MAC – (Identified cost $1,000,110)		1,000,110

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	March 31, 2015 (Unaudited)

		Principal	Value
OTHER AGENCIES – (4.94%)
	NCUA Guaranteed Notes, 1.40%, 06/12/15	$4,557,000	$4,567,661
	Private Export Funding Corp., 4.55%, 05/15/15	2,645,000	2,658,784
	Private Export Funding Corp., 4.95%, 11/15/15	300,000	308,178
	Tennessee Valley Authority, 4.375%, 06/15/15	305,000	307,340
	TOTAL OTHER AGENCIES – (Identified cost $7,841,963)		7,841,963
REPURCHASE AGREEMENTS – (42.38%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.20%, 04/01/15, dated 03/31/15, repurchase value of $29,378,163 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-1.625%, 03/31/16-12/31/19, total market value $29,965,560)	29,378,000	29,378,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 04/01/15, dated 03/31/15, repurchase value of $25,274,091 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.375%-8.00%, 04/15/15-03/20/64, total market value $25,779,480)	25,274,000	25,274,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.30%, 04/01/15, dated 03/31/15, repurchase value of $12,637,105 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.984%-6.00%, 07/01/22-03/01/45, total market value $12,889,740)	12,637,000	12,637,000
	TOTAL REPURCHASE AGREEMENTS – (Identified cost $67,289,000)		67,289,000
	Total Investments – (99.92%) – (Identified cost $158,631,666) – (b)		158,631,666
	Other Assets Less Liabilities – (0.08%)		127,139
		Net Assets – (100.00%)	$158,758,805

(a)
The interest rates on floating rate securities, shown as of March 31, 2015, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Aggregate cost for federal income tax purposes is $158,631,666.

Please refer to "Notes to Schedule of Investments" on page 19 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	March 31, 2015 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (97.78%)
FINANCIALS – (95.16%)
Banks – (23.46%)
Citizens Financial Group Inc.	1,174,640	$28,344,063
ICICI Bank Ltd., ADR (India)	608,485	6,303,905
JPMorgan Chase & Co.	523,980	31,742,708
SKBHC Holdings LLC *(a)	1,916	12,501,252
U.S. Bancorp	476,671	20,816,222
Wells Fargo & Co.	1,286,419	69,981,194
		169,689,344
Diversified Financials – (44.24%)
Capital Markets – (21.05%)
Bank of New York Mellon Corp.	1,193,374	48,021,370
Brookfield Asset Management Inc., Class A (Canada)	532,890	28,568,233
Charles Schwab Corp.	755,198	22,988,227
Goldman Sachs Group, Inc.	126,992	23,870,686
Julius Baer Group Ltd. (Switzerland)	573,232	28,761,877
		152,210,393
Consumer Finance – (9.54%)
American Express Co.	713,782	55,760,650
Capital One Financial Corp.	167,500	13,202,350
		68,963,000
Diversified Financial Services – (13.65%)
Berkshire Hathaway Inc., Class A *	74	16,095,000
Cielo S.A. (Brazil)	567,128	8,118,964
McGraw Hill Financial Inc.	164,200	16,978,280
Moody's Corp.	172,100	17,863,980
Visa Inc., Class A	606,948	39,700,469
		98,756,693
		319,930,086
Insurance – (27.46%)
Insurance Brokers – (3.66%)
Marsh & McLennan Cos, Inc.	471,330	26,436,900
Multi-line Insurance – (5.35%)
American International Group, Inc.	466,800	25,575,972
Loews Corp.	321,945	13,145,014
		38,720,986
Property & Casualty Insurance – (13.69%)
ACE Ltd.	296,440	33,050,096
Chubb Corp.	141,100	14,265,210
Markel Corp. *	67,186	51,663,346
		98,978,652
Reinsurance – (4.76%)
Everest Re Group, Ltd.	197,972	34,447,128
		198,583,666
	Total Financials	688,203,096

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	March 31, 2015 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (2.62%)
Software & Services – (2.62%)
	Google Inc., Class A *	17,200	$9,540,840
	Google Inc., Class C *	17,200	9,425,600
		Total Information Technology	18,966,440
	TOTAL COMMON STOCK – (Identified cost $397,125,042)		707,169,536
SHORT-TERM INVESTMENTS – (2.21%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.20%, 04/01/15, dated 03/31/15, repurchase value of $6,982,039 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-1.625%, 03/31/16-12/31/19, total market value $7,121,640)	$6,982,000	6,982,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 04/01/15, dated 03/31/15, repurchase value of $6,007,022 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.456%-8.00%, 11/20/23-03/20/64, total market value $6,127,140)	6,007,000	6,007,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.30%, 04/01/15, dated 03/31/15, repurchase value of $3,003,025 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.73%-6.50%, 06/01/20-03/01/45, total market value $3,063,060)	3,003,000	3,003,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $15,992,000)		15,992,000
	Total Investments – (99.99%) – (Identified cost $413,117,042) – (b)		723,161,536
	Other Assets Less Liabilities – (0.01%)		75,729
		Net Assets – (100.00%)	$723,237,265

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $12,501,252 or 1.73% of the Fund's net assets as of March 31, 2015.

(b)	Aggregate cost for federal income tax purposes is $413,049,274. At March 31, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$310,828,530
	Unrealized depreciation		(716,268)
		Net unrealized appreciation	$310,112,262

Please refer to "Notes to Schedule of Investments" on page 19 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (72.12%)
CONSUMER DISCRETIONARY – (12.81%)
Consumer Services – (2.05%)
School Specialty, Inc. *(a)	69,205	$7,024,308
Media – (2.94%)
Twenty-First Century Fox, Inc., Class A	298,656	10,106,519
Retailing – (7.82%)
Amazon.com, Inc. *	24,001	8,930,772
Kohl's Corp.	229,200	17,934,900
		26,865,672
	Total Consumer Discretionary	43,996,499
CONSUMER STAPLES – (5.22%)
Food & Staples Retailing – (3.36%)
Whole Foods Market, Inc.	221,484	11,534,887
Food, Beverage & Tobacco – (1.86%)
Tyson Foods, Inc., Class A	167,270	6,406,441
	Total Consumer Staples	17,941,328
ENERGY – (8.32%)
Devon Energy Corp.	204,020	12,304,446
Nabors Industries Ltd.	754,492	10,298,816
Transocean Ltd. (Switzerland)	406,131	5,957,942
	Total Energy	28,561,204
FINANCIALS – (13.13%)
Banks – (7.04%)
Banks – (6.86%)
Bank of America Corp.	727,866	11,201,857
Citigroup Inc.	239,852	12,357,175
		23,559,032
Thrifts & Mortgage Finance – (0.18%)
ADFITECH, Inc. *	266,000	619,780
		24,178,812
Diversified Financials – (3.36%)
Consumer Finance – (3.36%)
American Express Co.	147,640	11,533,637
Real Estate – (2.73%)
Forest City Enterprises, Inc., Class A *	366,823	9,361,323
	Total Financials	45,073,772
HEALTH CARE – (6.84%)
Health Care Equipment & Services – (3.98%)
Universal Health Services, Inc., Class B	116,060	13,661,423
Pharmaceuticals, Biotechnology & Life Sciences – (2.86%)
Valeant Pharmaceuticals International, Inc. (Canada)*	49,446	9,820,964
	Total Health Care	23,482,387
INDUSTRIALS – (16.45%)
Capital Goods – (12.85%)
General Electric Co.	415,200	10,301,112
Masco Corp.	433,880	11,584,596
Quanta Services, Inc. *	399,490	11,397,450
United Rentals, Inc. *	119,088	10,856,062
		44,139,220

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2015 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Commercial & Professional Services – (3.60%)
Waste Connections, Inc.	256,670	$12,356,094
	Total Industrials	56,495,314
INFORMATION TECHNOLOGY – (2.48%)
Semiconductors & Semiconductor Equipment – (2.48%)
Fairchild Semiconductor International, Inc. *	468,897	8,524,547
	Total Information Technology	8,524,547
MATERIALS – (5.33%)
Allegheny Technologies, Inc.	378,168	11,348,822
Freeport-McMoRan Inc.	366,232	6,940,096
	Total Materials	18,288,918
UTILITIES – (1.54%)
AES Corp.	411,466	5,287,338
	Total Utilities	5,287,338
TOTAL COMMON STOCK – (Identified cost $226,130,267)		247,651,307
CONVERTIBLE PREFERRED STOCK – (4.94%)
CONSUMER STAPLES – (2.82%)
Food, Beverage & Tobacco – (2.82%)
Tyson Foods, Inc., 4.75%, Conv. Pfd.	199,900	9,691,152
	Total Consumer Staples	9,691,152
UTILITIES – (2.12%)
AES Trust III, 6.75%, Conv. Pfd.	141,417	7,265,298
	Total Utilities	7,265,298
TOTAL CONVERTIBLE PREFERRED STOCK – (Identified cost $16,968,374)		16,956,450
CONVERTIBLE BONDS – (17.11%)
INFORMATION TECHNOLOGY – (10.32%)
Semiconductors & Semiconductor Equipment – (5.17%)
Intel Corp., Conv. Jr. Sub. Deb., 3.25%, 08/01/39	$11,235,000	17,758,378
Software & Services – (5.15%)
Qihoo 360 Technology Co. Ltd., Conv. Sr. Notes, 2.50%, 09/15/18 (China)	8,775,000	8,352,703
salesforce.com, inc., Conv. Sr. Notes, 0.25%, 04/01/18	7,775,000	9,330,000
		17,682,703
	Total Information Technology	35,441,081
MATERIALS – (6.79%)
RTI International Metals, Inc., Conv. Sr. Notes, 1.625%, 10/15/19	5,600,000	6,468,000
United States Steel Corp., Conv. Sr. Notes, 2.75%, 04/01/19	13,880,000	16,846,850
	Total Materials	23,314,850
TOTAL CONVERTIBLE BONDS – (Identified cost $50,588,938)		58,755,931
CORPORATE BONDS – (1.56%)
CONSUMER DISCRETIONARY – (0.29%)
Retailing – (0.29%)
Kohl's Corp., Sr. Notes, 6.25%, 12/15/17	882,000	985,398
	Total Consumer Discretionary	985,398

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2015 (Unaudited)

		Principal	Value
CORPORATE BONDS – (CONTINUED)
FINANCIALS – (0.70%)
Real Estate – (0.70%)
	Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (b)	$13,300,000	$2,395,330
		Total Financials	2,395,330
HEALTH CARE – (0.30%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.30%)
	Valeant Pharmaceuticals International, Inc., 144A Sr. Notes, 6.75%, 08/15/21 (Canada)(c)	1,000,000	1,048,750
		Total Health Care	1,048,750
INDUSTRIALS – (0.27%)
Capital Goods – (0.27%)
	Masco Corp., Sr. Notes, 6.125%, 10/03/16	859,500	920,181
		Total Industrials	920,181
	TOTAL CORPORATE BONDS – (Identified cost $12,663,343)		5,349,659
SHORT-TERM INVESTMENTS – (5.09%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.20%, 04/01/15, dated 03/31/15, repurchase value of $7,636,042 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-1.625%, 03/31/16-12/31/19, total market value $7,788,720)	7,636,000	7,636,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 04/01/15, dated 03/31/15, repurchase value of $6,569,024 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-8.00%, 11/15/16-12/15/49, total market value $6,700,380)	6,569,000	6,569,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.30%, 04/01/15, dated 03/31/15, repurchase value of $3,285,027 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.73%-5.50%, 11/01/19-02/01/45, total market value $3,350,700)	3,285,000	3,285,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $17,490,000)		17,490,000
	Total Investments – (100.82%) – (Identified cost $323,840,922) – (d)		346,203,347
	Liabilities Less Other Assets – (0.82%)		(2,821,849)
		Net Assets – (100.00%)	$343,381,498

*	Non-Income producing security.

(a)
Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2015. The aggregate fair value of the securities of affiliated companies held by the Fund as of March 31, 2015, amounted to $7,024,308. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2014	Gross Additions	Gross Reductions	Shares March 31, 2015	Dividend Income
School Specialty, Inc.	69,205	–	–	69,205	$–

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	March 31, 2015 (Unaudited)

(b)
This security is in default and is not accruing income. The interest rate shown is the original, contractual interest rate. The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of March 31, 2015, the value of defaulted securities amounted to $2,395,330 (cost: $9,921,191) or 0.70% of the Fund's net assets.

(c)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $1,048,750 or 0.30% of the Fund's net assets as of March 31, 2015.

(d)	Aggregate cost for federal income tax purposes is $323,840,922. At March 31, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$69,492,258
	Unrealized depreciation	(47,129,833)
	Net unrealized appreciation	$22,362,425

Please refer to "Notes to Schedule of Investments" on page 19 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	March 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (94.78%)
CONSUMER DISCRETIONARY – (3.63%)
Consumer Services – (3.63%)
Extended Stay America, Inc.	128,489	$2,509,390
Hyatt Hotels Corp., Class A *	50,410	2,985,281
Las Vegas Sands Corp.	62,150	3,420,736
Wynn Resorts Ltd.	9,200	1,158,096
Total Consumer Discretionary		10,073,503
FINANCIALS – (90.71%)
Real Estate – (90.71%)
Real Estate Investment Trusts (REITs) – (83.32%)
Diversified REITs – (2.62%)
Cousins Properties, Inc.	238,720	2,530,432
Liberty Property Trust	132,480	4,729,536
		7,259,968
Health Care REITs – (1.12%)
National Health Investors, Inc.	43,550	3,092,486
Hotel & Resort REITs – (2.31%)
DiamondRock Hospitality Co.	193,110	2,728,644
LaSalle Hotel Properties	94,530	3,673,436
		6,402,080
Industrial REITs – (10.93%)
DCT Industrial Trust Inc.	251,287	8,709,607
EastGroup Properties, Inc.	34,950	2,101,893
First Industrial Realty Trust, Inc.	222,290	4,763,675
Prologis, Inc.	204,820	8,921,959
Terreno Realty Corp.	254,370	5,799,636
		30,296,770
Office REITs – (19.78%)
Alexandria Real Estate Equities, Inc.	80,813	7,922,907
Boston Properties, Inc.	66,800	9,384,064
Brandywine Realty Trust	381,020	6,088,700
Corporate Office Properties Trust	252,838	7,428,380
CyrusOne Inc.	211,460	6,580,635
Equinix Inc.	13,920	3,241,272
Highwoods Properties, Inc.	82,510	3,777,308
Paramount Group, Inc.	66,400	1,281,520
QTS Realty Trust Inc., Class A	26,750	973,967
Vornado Realty Trust	72,544	8,124,928
		54,803,681
Residential REITs – (18.49%)
American Campus Communities, Inc.	101,580	4,354,735
American Homes 4 Rent, Class A	179,430	2,969,566
American Residential Properties, Inc. *	315,400	5,674,046
Apartment Investment & Management Co., Class A	75,970	2,990,179
AvalonBay Communities, Inc.	80,420	14,013,185
Camden Property Trust	40,000	3,125,200
Education Realty Trust, Inc.	82,036	2,902,434
Essex Property Trust, Inc.	27,310	6,278,569
Post Properties, Inc.	99,530	5,666,243

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	March 31, 2015 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Residential REITs – (Continued)
UDR, Inc.	95,550	$3,251,566
		51,225,723
Retail REITs – (25.20%)
Acadia Realty Trust	229,400	8,001,472
Brixmor Property Group, Inc.	146,640	3,893,292
CBL & Associates Properties, Inc.	142,720	2,825,856
Cedar Realty Trust Inc.	596,760	4,469,732
DDR Corp.	405,530	7,550,969
Federal Realty Investment Trust	49,330	7,261,869
General Growth Properties, Inc.	219,460	6,485,043
Kite Realty Group Trust	252,442	7,111,291
Ramco-Gershenson Properties Trust	201,760	3,752,736
Retail Opportunity Investments Corp.	200,620	3,671,346
Simon Property Group, Inc.	75,690	14,807,992
		69,831,598
Specialized REITs – (2.87%)
CatchMark Timber Trust Inc., Class A	381,530	4,471,532
Crown Castle International Corp.	42,220	3,484,839
		7,956,371
		230,868,677
Real Estate Management & Development – (7.39%)
Diversified Real Estate Activities – (3.37%)
Alexander & Baldwin Inc.	216,530	9,349,765
Real Estate Operating Companies – (4.02%)
Brookdale Senior Living Inc. *	80,030	3,021,933
Forest City Enterprises, Inc., Class A *	317,960	8,114,339
		11,136,272
		20,486,037
	Total Financials	251,354,714
TELECOMMUNICATION SERVICES – (0.44%)
Windstream Holdings Inc.	164,500	1,217,300
	Total Telecommunication Services	1,217,300
TOTAL COMMON STOCK – (Identified cost $240,304,815)		262,645,517
CONVERTIBLE BONDS – (0.72%)
Financials – (0.72%)
Real Estate – (0.72%)
Real Estate Management & Development – (0.72%)
Real Estate Operating Companies – (0.72%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	$1,040,000	1,996,150
TOTAL CONVERTIBLE BONDS – (Identified cost $1,040,000)		1,996,150

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	March 31, 2015 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (4.24%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.20%, 04/01/15, dated 03/31/15, repurchase value of $5,129,028 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-1.625%, 03/31/16-12/31/19, total market value $5,231,580)	$5,129,000	$5,129,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 04/01/15, dated 03/31/15, repurchase value of $4,413,016 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-7.50%, 03/15/22-01/20/45, total market value $4,501,260)	4,413,000	4,413,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.30%, 04/01/15, dated 03/31/15, repurchase value of $2,207,018 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.73%-5.50%, 03/15/29-03/01/45, total market value $2,251,140)	2,207,000	2,207,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $11,749,000)		11,749,000
		Total Investments – (99.74%) – (Identified cost $253,093,815) – (a)	276,390,667
		Other Assets Less Liabilities – (0.26%)	716,617
		Net Assets – (100.00%)	$277,107,284

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $253,257,320. At March 31, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$25,237,097
		Unrealized depreciation	(2,103,750)
		Net unrealized appreciation	$23,133,347

Please refer to "Notes to Schedule of Investments" on page 19 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
March 31, 2015 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation standardized methodologies used by the Funds for equity securities include, but are not limited to, pricing securities by adjusting the value daily based on changes in the closing price of an underlying stock through a merger arbitrage pricing model or by adjusting the value based on changes in an appropriate securities index. In both cases liquidity discounts are generally applied. The Funds may also price partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership's interests based on the value of the net assets of the investment. A liquidity discount is then applied to the liquidation value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940, securities are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2015 (Unaudited)

Security Valuation – (Continued)

Value Measurements - (Continued)

The following is a summary of the inputs used as of March 31, 2015 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$157,152,730	$–	$–	$–	$36,972,191	$10,073,503
Consumer Staples	7,610,855	–	–	–	27,632,480	–
Energy	27,843,733	–	–	–	28,561,204	–
Financials	65,878,822	–	–	675,701,844	44,453,992	251,354,714
Health Care	44,577,212	–	–	–	23,482,387	–
Industrials	71,135,218	–	–	–	56,495,314	–
Information Technology	144,974,548	–	–	18,966,440	8,524,547	–
Materials	12,255,503	–	–	–	18,288,918	–
Telecommunication Services	–	–	–	–	–	1,217,300
Utilities	–	–	–	–	12,552,636	–
Total Level 1	531,428,621	–	–	694,668,284	256,963,669	262,645,517
Level 2 – Other Significant
Observable Inputs:
Equity securities:
Consumer Discretionary	–	–	–	–	7,024,308	–
Financials	–	–	–	–	619,780	–
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	–	72,235,572	–	–	–	–
Short-term	–	–	91,342,666	–	–	–
Convertible debt securities	–	–	–	–	58,755,931	1,996,150
Corporate debt securities	–	–	–	–	5,349,659	–
Short-term securities	7,979,000	5,518,000	67,289,000	15,992,000	17,490,000	11,749,000
Total Level 2	7,979,000	77,753,572	158,631,666	15,992,000	89,239,678	13,745,150
Level 3 – Significant Unobservable
Inputs:
Equity securities:
Financials	–	–	–	12,501,252	–	–
Information Technology	19,484,375	–	–	–	–	–
Total Level 3	19,484,375	–	–	12,501,252	–	–
Total Investments	$558,891,996	$77,753,572	$158,631,666	$723,161,536	$346,203,347	$276,390,667
Level 2 to Level 1 Transfers*:
Consumer Discretionary	6,398,652	–	–	–	–	–
Consumer Staples	117,845	–	–	–	–	–
Financials	6,055,006	–	–	36,880,841	–	–
Health Care	421,874	–	–	–	–	–
Industrials	21,243,772	–	–	–	–	–
Materials	4,724,091	–	–	–	–	–
Total	$38,961,240	$–	$–	$36,880,841	$–	$–

*Application of fair value procedures for securities traded on foreign exchanges triggered the majority of transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended March 31, 2015.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2015 (Unaudited)

Security Valuation – (Continued)

Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2015:

	Davis Opportunity Fund	Davis Financial Fund
Investment Securities:
Beginning balance	$8,974,140	$11,632,320
Cost purchases	11,580,824	–
Net change in unrealized appreciation (depreciation)	(1,070,589)	868,932
Ending balance	$19,484,375	$12,501,252

Net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at March 31, 2015	$(1,070,589)	$868,932

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases may include securities received or delivered through corporate actions or exchanges.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
	Davis Opportunity Fund	Davis Financial Fund
Investments at Value:
Equity securities:
Fair value at March 31, 2015	$10,477,650	$12,501,252

Valuation technique	Liquidation proceeds/Waterfall methodology based on underlying investment value, then applying liquidity discount	Anticipated merger transaction price, then applying merger uncertainty and liquidity discounts
Unobservable input	Discount rate	Discount rate
Amount	10.25%	12.50%
Fair value at March 31, 2015	$9,006,725

Valuation technique	Index-based value adjustment with liquidity discount
Unobservable input	Discount rate
Amount	20.00%

The significant unobservable input used in the fair value measurement of equity securities is the discount rate, which, if changed, would affect the fair value of the Fund's investment. An increase in the discount rate would result in a decrease in the fair value of the investment.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 29, 2015

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: May 29, 2015